Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Intermex does not currently grant stock options to its employees. The Compensation Committee does not take material nonpublic information into account when determining the amount, timing and terms of any equity awards, and Intermex does not time the disclosure of material nonpublic information for the purpose of affecting the value of our executives' equity-based compensation.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Intermex does not currently grant stock options to its employees. The Compensation Committee does not take material nonpublic information into account when determining the amount, timing and terms of any equity awards, and Intermex does not time the disclosure of material nonpublic information for the purpose of affecting the value of our executives' equity-based compensation.